Loans and Notes (Details) - Part-5 - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Loans and Notes [Line Items]
Interest expenses loan amount	$ 2,572	$ 8,220	$ 72,014	$ 50,060	$ 95,242	$ 341,609
Technovative Loan Agreement [Member]
Loans and Notes [Line Items]
Interest expenses loan amount				$ 20,464
Convertible Notes Payable [Member]
Loans and Notes [Line Items]
Interest expenses loan amount			$ 66,672		$ 85,184	$ 340,277